Net Deferred Tax Position - Summary of Net Deferred Tax Position (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 3,414	€ 1,605	[1]	€ 2,292	[1]
Reserves likely to be distributed in the foreseeable future	53,300
Deferred tax assets	4,613	4,291	[1]	4,670	[1]
Deferred tax relating to restructuring provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	218	€ 212		€ 334
Aventis [member] | Remeasurement of other acquired intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	109
Genzyme [member] | Remeasurement of other acquired intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	742
Bioverativ [member] | Remeasurement of other acquired intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 1,906

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).